UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment |_|; Amendment Number:_______
  This Amendment (Check only one.):    |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Promethean Asset Management, LLC
Address:  750 Lexington Avenue, 22nd Floor
          New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James F. O'Brien, Jr.
Title: Managing Member
Phone: 212-702-5200

Signature, Place, and Date of Signing:

/s/ James F. O'Brien, Jr.                  New York, NY            5/15/02
--------------------------------     ---------------------   -------------------
             [Signature]                   [City, State]           [Date]
Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         50
Form 13F Information Table Value Total:         162,590
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10099                       Promethean Investment Group, LLC

Quarter Ended March 31, 2002

                           Form 13F Information Table

        Column 1          Column 2      Column 3   Column 4    Column 5            Column 6   Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                    Value      SHRS or   SH/ PUT/ Investment   Other          Voting Authority
     Name of Issuer     Title of Class    Cusip    (x1000)     PRN AMT     Call   Discretion  Managers     Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
AETNA INC               COM             00817Y908      466       12,000    CALL      SOLE        01                                0
AFFILIATED MANAGERS
  GROUP                 NOTE            008252AC2    4,883    5,000,000     PRN      SOLE        01            0           5,000,000
AMERICAN INTERNATIONAL
  GROUP                 DB CV           026874AP2    3,002    5,000,000     PRN      SOLE        01            0           5,000,000
AMERICAN NATL FINL INC  COM             027717107      294       35,000     SH       SOLE        01       35,000                   0
ANDREA ELECTRONICS      COM             34393108       665      511,532     SH       SOLE        01      511,532
AVAYA INC               NOTE            053499AA7    1,021    2,500,000     PRN      SOLE        01            0           2,500,000
BEA SYSTEMS             COM             073325952      960       70,000     PUT      SOLE        01       70,000                   0
BERKSHIRE HATHAWAY
  INC DEL               CL A            084670108      213            3     SH       SOLE        01            3                   0
BIO TECHNOLGY GEN CORP  COM             090578105      245       49,986     SH       SOLE        01       49,986                   0
BKF CAP GROUP INC       COM             05548g102      239        8,000     SH       SOLE        01        8,000                   0
BRINKER INTL INC        DB CV           109641AA8    3,351    5,000,000     PRN      SOLE        01            0           5,000,000
BRISTOL MYERS SQUIBB
  CO                    COM             110122108      202        5,000     SH       SOLE        01        5,000                   0
CHUBB CORP              COM             171232951      249        3,400     PUT      SOLE        01        3,400                   0
CSX CORP                DB CV           126408GA5   10,676   12,500,000     PRN      SOLE        01            0          12,500,000
DELL COMPUTER CORP      COM             247025959      300       11,500     PUT      SOLE        01       11,500                   0
DR HORTON INC.          NOTE            23331AAH2    3,529    5,000,000     PRN      SOLE        01            0           5,000,000
EBAY INC                COM             278642953    3,172       56,000     PUT      SOLE        01       56,000                   0
ELAN  PLC               RIGHT 3/31/03   G29539148        5       75,000     SH       SOLE        01                           75,000
FIRST UN REAL EST
  EQ&MTG INVTS          SH BEN INT      337400105      366      154,500     SH       SOLE        01      154,500                   0
FLEMING COS INC         NOTE            339130AR7    2,881    3,000,000     PRN      SOLE        01            0           3,000,000
GENERAL MAGIC           COM             370253106       28      107,000     SH       SOLE        01      107,000
GENERAL MOTORS CORP     DEB SR CONV B   370442733    2,717      100,000     SH       SOLE        01            0             100,000
HARTFORD FINANCIAL
  SERVICES GROUP        COM             416515954      225        3,300     PUT      SOLE        01        3,300                   0
HCC INS HLDGS INC       NOTE            404132AA0    4,869    4,500,000     PRN      SOLE        01            0           4,500,000
IMPERIAL PKG CORP       COM             453077109      234        9,000     SH       SOLE        01        9,000                   0
INTEL CORP              COM             458140950    7,654      251,700     PUT      SOLE        01      251,700                   0
INTERNATIONAL BUSINESS
  MACHINES              COM             459200951   14,550      139,900     PUT      SOLE        01      139,900                   0
INTERNATIONAL PAPER CO  DB CV           460146BM4    1,281    2,500,000     PRN      SOLE        01            0           2,500,000
JP MORGAN CHASE & CO    COM             46625H100    1,323       37,100     SH       SOLE        01       37,100
LABORATORY CORP AMER
  HLDGS                 NOTE            50540RAC6    7,431   10,000,000     PRN      SOLE        01            0          10,000,000
LEGG MASON INC          NOTE            524901AG0    2,453    5,000,000     PRN      SOLE        01            0           5,000,000
LENNAR CORP             NOTE            526057AF1    7,364   17,500,000     PRN      SOLE        01            0          17,500,000
LIBERTY MEDIA CORP NEW  COM SER A       530718105      215       17,000     SH       SOLE        01       17,000                   0
MARKEL CORP             NOTE            570535AC8    8,100   27,500,000     PRN      SOLE        01            0          27,500,000
MASCO CORO              NOTE            574599AW6    5,260   12,500,000     PRN      SOLE        01            0          12,500,000
MAXXAM INC.             COM             577913106      242       18,300     SH       SOLE        01       18,300                   0
MEDTRONIC INC           DBCV            585055AB2    9,368    9,250,000     PRN      SOLE        01            0           9,250,000
MERRILL LYNCH & CO INC. FRNT            590188A73    7,773    7,500,000     PRN      SOLE        01            0           7,500,000
MICRON TECHNOLOGY       COM             595112953    8,245      250,600     PUT      SOLE        01      250,600                   0
MICROSTRATEGY           COM             594972951    4,423    1,450,000     PUT      SOLE        01    1,450,000                   0
MITY ENTERPRISES INC    COM             606850105      246       19,140     SH       SOLE        01       19,140                   0
PHILLIP MORRIS & CO.    COM             718154107      974       18,500     SH       SOLE        01       18,500
PHOENIX COS INC NEW     COM             71902E109      230       12,000     SH       SOLE        01       12,000                   0
SIEBEL SYSTEMS          COM             826170952    3,359      103,000     PUT      SOLE        01      103,000                   0
SPORT-HALEY INC         COM             848925103       56       12,000     SH       SOLE        01       12,000                   0
TJX COS INC NEW         NOTE            872540AL3   11,465   15,000,000     PRN      SOLE        01            0          15,000,000
TYCO INTERNATIONAL      COM             902124956    1,176       36,400     PUT      SOLE        01       36,400                   0
VERITAS SOFTWARE CORP   COM             923436959    4,940      112,700     PUT      SOLE        01      112,700                   0
VERIZON GLOBAL FDG
  CORP                  NOTE            92344GAN6    1,357    2,500,000     PRN      SOLE        01            0           2,500,000
XL CAP LTD              DBCV            98372PAB4    8,313   13,000,000     PRN      SOLE        01            0          13,000,000

                                                   162,590
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